Leases - Schedule of ROU Office Space (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of ROU Office Space [Line Items]
Balance at beginning	$ 51,663
Addition		181,779
Early termination of office lease		(88,562)
Accumulated depreciation	(38,415)	(39,023)	(35,381)
Exchange rate differences	4,154	(2,531)
Balance at ending	$ 17,402	$ 51,663